Contracts acquisitions and agreements (Details Narrative) - ARS ($)	1 Months Ended
	Feb. 17, 2023	Sep. 30, 2021
Statement [Line Items]
Sold ofequipment		$ 33,750,000
Represent of the capital stock percentage	71.78%
Total purchase price	$ 54,000,000
Enel Argentina S A [Member]
Statement [Line Items]
Represent of the capital stock percentage	75.68%
Acquisition of shares	531,273,928
Total purchase price	$ 48,000,000
Inversora Dock Sud S A [Member]
Statement [Line Items]
Represent of the capital stock percentage	57.14%
Acquisition of shares	473,671,287
Central Dock Sud S A [Member]
Statement [Line Items]
Represent of the capital stock percentage	0.24%
Acquisition of shares	290,535,500